Equity - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Warrants Outstanding [Member] | 7.50 – 37.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price, lower limit	$ 7.5
Warrants Outstanding, Range of Exercise Price, upper limit	$ 37.5
Warrants Outstanding, Number Outstanding (in Shares) | shares	86,593
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 5 months 1 day
Warrants Outstanding, Weighted Average Exercise Price	$ 8.01
Warrants Outstanding [Member] | 67.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 67.5
Warrants Outstanding, Number Outstanding (in Shares) | shares	889
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 5 months 1 day
Warrants Outstanding, Weighted Average Exercise Price	$ 67.5
Warrants Outstanding [Member] | 187.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 187.5
Warrants Outstanding, Number Outstanding (in Shares) | shares	8,264
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 3 months 18 days
Warrants Outstanding, Weighted Average Exercise Price	$ 187.5
Warrants Outstanding [Member] | 7.50 – 187.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price, lower limit	7.5
Warrants Outstanding, Range of Exercise Price, upper limit	$ 187.5
Warrants Outstanding, Number Outstanding (in Shares) | shares	95,746
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 2 months 23 days
Warrants Outstanding, Weighted Average Exercise Price	$ 24.06
Warrants Exercisable [Member] | 7.50 – 37.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Exercisable, Number Exercisable (in Shares) | shares	86,593
Warrants Exercisable, Weighted Average Exercise Price	$ 8.01
Warrants Exercisable [Member] | 67.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Exercisable, Number Exercisable (in Shares) | shares	889
Warrants Exercisable, Weighted Average Exercise Price	$ 67.5
Warrants Exercisable [Member] | 187.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Exercisable, Number Exercisable (in Shares) | shares	8,264
Warrants Exercisable, Weighted Average Exercise Price	$ 187.5
Warrants Exercisable [Member] | 7.50 – 187.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Exercisable, Number Exercisable (in Shares) | shares	95,746
Warrants Exercisable, Weighted Average Exercise Price	$ 24.06